5) Operating segments (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Fee and commission income and income from banking fees		R$ 24,936,454		R$ 25,337,676		R$ 23,831,590
Personnel expenses		(18,965,477)		(21,143,568)		(17,581,798)
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests		11,958,666		7,792,129		(2,693,576)
Net Income		16,033,961		21,173,207		16,748,439
Total assets		1,604,653,790		1,378,527,685
Investments in associates and joint ventures		7,386,840		7,635,612		8,125,799
Total liabilities		1,458,536,416		1,242,984,111
Banking [Member]
Statement Line Items [Line Items]
Revenue from financial intermediation		74,335,609		113,402,430		110,639,034
Expenses from financial intermediation		(23,937,104)	[1]	(49,683,456)	[1]	(52,958,441)	[2]
Financial margin		50,398,505		63,718,974		57,680,593
Expected Credit Loss Associated with Credit Risk expense		(25,268,087)		(18,891,493)		(18,319,973)
Gross income from financial intermediation		25,130,418		44,827,481		39,360,620
Other income from insurance, pension plans and capitalization bonds
Fee and commission income and income from banking fees		30,307,248		31,135,507		30,022,769
Personnel expenses		(17,714,158)		(23,072,600)		(18,102,452)
Other administrative expenses	[3]	(19,349,706)		(20,327,502)		(19,126,128)
Tax expenses		(5,476,957)		(6,203,188)		(5,660,519)
Share of profit (loss) of unconsolidated and jointly controlled companies		(271)		12,921		6,620
Other operating income / expenses		(15,634,441)		(21,082,041)		(11,943,485)
Operating profit/(loss)		(2,737,867)		5,290,578		14,557,425
Non-operating income/(expense)		(284,469)		(537,428)		(929,396)
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests		14,508,637		10,431,415		(1,134,166)
Net Income		11,486,301		15,184,565		12,493,863
Total assets		1,435,481,875		1,264,627,391		1,251,749,713
Investments in associates and joint ventures		77,091,501		106,628,723		97,416,676
Total liabilities		1,291,779,235		1,064,606,520		1,068,861,135
Insurance, pension and capitalization bonds [Member]
Statement Line Items [Line Items]
Revenue from financial intermediation		22,444,253		22,936,178		18,612,108
Expenses from financial intermediation		(18,341,232)	[1]	(16,930,146)	[1]	(13,365,526)	[2]
Financial margin		4,103,021		6,006,032		5,246,582
Expected Credit Loss Associated with Credit Risk expense
Gross income from financial intermediation		4,103,021		6,006,032		5,246,582
Other income from insurance, pension plans and capitalization bonds		8,074,969		8,935,610		8,320,676
Fee and commission income and income from banking fees		1,875,701		2,028,371		2,169,807
Personnel expenses		(1,903,919)		(2,030,224)		(1,643,734)
Other administrative expenses	[3]	(1,524,278)		(1,495,894)		(1,609,750)
Tax expenses		(1,038,918)		(1,110,470)		(960,453)
Share of profit (loss) of unconsolidated and jointly controlled companies		98,937		276,165		206,272
Other operating income / expenses		(1,033,754)		(734,635)		(998,070)
Operating profit/(loss)		8,651,759		11,874,955		10,731,330
Non-operating income/(expense)		(197,204)		26,800		32,145
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests		(3,425,110)		(4,490,945)		(4,374,553)
Net Income		5,029,445		7,410,810		6,388,922
Total assets		338,923,828		325,767,085		304,004,114
Investments in associates and joint ventures		1,856,796		2,261,867		2,617,258
Total liabilities		338,923,828		287,062,911		270,540,773
Other Activities [Member]
Statement Line Items [Line Items]
Revenue from financial intermediation		109,663		228,386		256,364
Expenses from financial intermediation		(455)	[1]		[1]		[2]
Financial margin		109,208		228,386		256,364
Expected Credit Loss Associated with Credit Risk expense
Gross income from financial intermediation		109,208		228,386		256,364
Other income from insurance, pension plans and capitalization bonds
Fee and commission income and income from banking fees		448,292		306,865		354,734
Personnel expenses		(174,340)		(390,706)		(239,461)
Other administrative expenses	[3]	(340,464)		(194,265)		(204,736)
Tax expenses		(74,502)		(72,662)		(73,649)
Share of profit (loss) of unconsolidated and jointly controlled companies		16,222		8,046		(14,879)
Other operating income / expenses		102,438		99,071		193,794
Operating profit/(loss)		86,854		(15,265)		272,167
Non-operating income/(expense)		1,100		133		2,406
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests		(57,123)		2,372		(72,405)
Net Income		30,831		(12,760)		202,168
Total assets		5,658,304		5,014,369		5,966,071
Investments in associates and joint ventures		60,271		6,603		60,894
Total liabilities		5,658,304		1,167,684		1,148,139
Eliminations [Member]
Statement Line Items [Line Items]
Revenue from financial intermediation		(111,074)		(2,651,701)		(1,727,080)
Expenses from financial intermediation		118,931	[1]	2,651,701	[1]	1,727,080	[2]
Financial margin		7,857
Expected Credit Loss Associated with Credit Risk expense
Gross income from financial intermediation		7,857
Other income from insurance, pension plans and capitalization bonds		23,773		33,355		39,858
Fee and commission income and income from banking fees		(203,830)		(136,176)		(221,722)
Personnel expenses		62
Other administrative expenses	[3]	674,656		611,500		649,851
Tax expenses
Share of profit (loss) of unconsolidated and jointly controlled companies
Other operating income / expenses		(502,518)		(508,679)		(467,967)
Operating profit/(loss)						20
Non-operating income/(expense)						(20)
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests
Net Income
Total assets		(135,259,892)		(186,104,068)		(175,709,936)
Investments in associates and joint ventures		(77,139,456)		(106,710,041)		(97,903,242)
Total liabilities		(135,259,892)		(79,394,027)		(77,806,694)
Managerial Income Statement [Member]
Statement Line Items [Line Items]
Revenue from financial intermediation		96,778,451		133,915,293		127,780,426
Expenses from financial intermediation		(42,159,860)	[1]	(63,961,901)	[1]	(64,596,887)	[2]
Financial margin		54,618,591		69,953,392		63,183,539
Expected Credit Loss Associated with Credit Risk expense		(25,268,087)		(18,891,493)		(18,319,973)
Gross income from financial intermediation		29,350,504		51,061,899		44,863,566
Other income from insurance, pension plans and capitalization bonds		8,098,742		8,968,965		8,360,534
Fee and commission income and income from banking fees		32,427,411		33,334,567		32,325,588
Personnel expenses		(19,792,355)		(25,493,530)		(19,985,647)
Other administrative expenses	[3]	(20,539,792)		(21,406,161)		(20,290,763)
Tax expenses		(6,590,377)		(7,386,320)		(6,694,621)
Share of profit (loss) of unconsolidated and jointly controlled companies		114,888		297,132		198,013
Other operating income / expenses		(17,068,275)		(22,226,284)		(13,215,728)
Operating profit/(loss)		6,000,746		17,150,268		25,560,942
Non-operating income/(expense)		(480,573)		(510,495)		(894,865)
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests		11,026,404		5,942,842		(5,581,124)
Net Income		16,546,577		22,582,615		19,084,953
Total assets		1,644,804,115		1,409,304,777		1,386,009,962
Investments in associates and joint ventures		1,869,112		2,187,152		2,191,586
Total liabilities		1,501,101,475		1,273,443,088		1,262,743,353
Proportionately consolidated [Member]
Statement Line Items [Line Items]
Revenue from financial intermediation	[4]	484,720		(818,428)		(1,084,631)
Expenses from financial intermediation	[4]	(40,645)	[1]	104,508	[1]	88,764	[2]
Financial margin	[4]	444,075		(713,920)		(995,867)
Expected Credit Loss Associated with Credit Risk expense	[4]	(104,072)		170,961		94,494
Gross income from financial intermediation	[4]	340,003		(542,959)		(901,373)
Other income from insurance, pension plans and capitalization bonds	[4]			(6,840)
Fee and commission income and income from banking fees	[4]	4,031,391		(4,128,937)		(4,578,360)
Personnel expenses	[4]	(631,755)		710,807		854,580
Other administrative expenses	[3],[4]	(1,442,189)		1,419,119		971,706
Tax expenses	[4]	(541,474)		528,090		597,722
Share of profit (loss) of unconsolidated and jointly controlled companies	[4]	(634,424)		906,399		1,420,804
Other operating income / expenses	[4]	(678,421)		663,471		891,788
Operating profit/(loss)	[4]	443,131		(450,850)		(743,133)
Non-operating income/(expense)	[4]	(14,306)		(9,583)		24,052
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests	[4]	(428,825)		460,433		719,081
Net Income	[4]
Total assets	[4]	(9,364,134)		(8,436,501)		(8,731,352)
Investments in associates and joint ventures	[4]	5,177,598		5,103,609		5,619,603
Total liabilities	[4]	(9,364,134)		(7,333,871)		(7,630,632)
Consolidation adjustments [Member]
Statement Line Items [Line Items]
Revenue from financial intermediation	[5]	(3,521,128)		125,364		(1,084,034)
Expenses from financial intermediation	[5]	1,051,877	[1]	2,404,402	[1]	3,729,581	[2]
Financial margin	[5]	(2,469,251)		2,529,766		2,645,547
Expected Credit Loss Associated with Credit Risk expense	[5]
Gross income from financial intermediation	[5]	(2,469,251)		2,529,766		2,645,547
Other income from insurance, pension plans and capitalization bonds	[5]
Fee and commission income and income from banking fees	[5]	2,164,111		(2,254,425)		(2,527,231)
Personnel expenses	[5]
Other administrative expenses	[3],[5]	218,055		(249,173)		(119,519)
Tax expenses	[5]
Share of profit (loss) of unconsolidated and jointly controlled companies	[5]
Other operating income / expenses	[5]	87,085		(26,168)		1,203
Operating profit/(loss)	[5]
Non-operating income/(expense)	[5]
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests	[5]
Net Income	[5]
Total assets	[5]	(44,400,937)		(41,729,208)		(89,986,505)
Investments in associates and joint ventures	[5]
Total liabilities	[5]	(44,400,937)		(41,729,208)		(89,986,505)
Adjustments [Member]
Statement Line Items [Line Items]
Revenue from financial intermediation		4,687,074	[6]	(8,915,835)	[6]	(13,064,806)	[7]
Expenses from financial intermediation		(7,427,059)	[1],[6]	2,835,005	[1],[6]	5,533,873	[2],[7]
Financial margin		(2,739,985)	[6]	(6,080,830)	[6]	(7,530,933)	[7]
Expected Credit Loss Associated with Credit Risk expense		5,826,884	[6]	4,716,005	[6]	1,960,644	[7]
Gross income from financial intermediation		3,086,899	[6]	(1,364,825)	[6]	(5,570,289)	[7]
Other income from insurance, pension plans and capitalization bonds			[6]	13,680	[6]		[7]
Fee and commission income and income from banking fees		(13,686,459)	[6]	(1,613,529)	[6]	(1,388,407)	[7]
Personnel expenses		1,458,633	[6]	256,405	[6]	259,605	[7]
Other administrative expenses	[3]	358,770	[6]	(2,119,131)	[6]	(2,243,641)	[7]
Tax expenses		1,082,949	[6]		[6]		[7]
Share of profit (loss) of unconsolidated and jointly controlled companies		964,394	[6]	(2,449)	[6]	61,558	[7]
Other operating income / expenses		4,861,111	[6]	2,012,421	[6]	4,376,193	[7]
Operating profit/(loss)		(1,873,703)	[6]	(2,817,428)	[6]	(4,504,981)	[7]
Non-operating income/(expense)			[6]	19,166	[6]		[7]
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests		1,361,087	[6]	1,388,854	[6]	2,168,467	[7]
Net Income		(512,616)	[6]	(1,409,408)	[6]	(2,336,514)	[7]
Total assets		13,614,746	[6]	19,388,617	[6]	18,251,609	[7]
Investments in associates and joint ventures		340,130	[6]	344,851	[6]	314,610	[7]
Total liabilities		11,200,012	[6]	18,604,102	[6]	15,741,378	[7]
Consolidated in accordance with IFRS [Member]
Statement Line Items [Line Items]
Revenue from financial intermediation		98,429,117		124,306,394		112,546,955
Expenses from financial intermediation		(48,575,687)	[1]	(58,617,986)	[1]	(55,244,669)	[2]
Financial margin		49,853,430		65,688,408		57,302,286
Expected Credit Loss Associated with Credit Risk expense		(19,545,275)		(14,004,527)		(16,264,835)
Gross income from financial intermediation		30,308,155		51,683,881		41,037,451
Other income from insurance, pension plans and capitalization bonds		8,098,742		8,975,805		8,360,534
Fee and commission income and income from banking fees		24,936,454		25,337,676		23,831,590
Personnel expenses		(18,965,477)		(24,526,318)		(18,871,462)
Other administrative expenses	[3]	(21,405,156)		(22,355,346)		(21,682,217)
Tax expenses		(6,048,902)		(6,858,230)		(6,096,899)
Share of profit (loss) of unconsolidated and jointly controlled companies		444,858		1,201,082		1,680,375
Other operating income / expenses		(12,798,500)		(19,576,560)		(7,946,544)
Operating profit/(loss)		4,570,174		13,881,990		20,312,828
Non-operating income/(expense)		(494,879)		(500,912)		(870,813)
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests		11,958,666		7,792,129		(2,693,576)
Net Income		16,033,961		21,173,207		16,748,439
Total assets		1,604,653,790		1,378,527,685		1,305,543,714
Investments in associates and joint ventures		7,386,840		7,635,612		8,125,799
Total liabilities		R$ 1,458,536,416		R$ 1,242,984,111		R$ 1,180,867,594

[1]	It includes, in the Consolidated IFRS, the balances referring to "Net gains / (losses) on financial assets and liabilities at fair value through profit or loss", "Net gains / (losses) on financial assets at fair value through other comprehensive income" and "Net gains / (losses) from operations in foreign currency";
[2]	It includes, in the Consolidated IFRS, the balances related to Net gains/(losses) on financial assets and liabilities at fair value through income, Net gains/(losses) on financial assets at fair value through other comprehensive income and Net gains/(losses) on foreign currency transactions;
[3]	It includes, in the Consolidated IFRS, the balances referring to depreciation and amortization;
[4]	It refers to: adjustments of consolidation, originating from proportionally consolidated companies (Grupo Cielo, Grupo Alelo, Crediare, etc.) for management purposes;
[5]	Adjustments of consolidation originating from the non-consolidation of exclusive funds;
[6]	Adjustments due to the differences of the accounting standards used in the management reports and in the financial statements of the Organization that were prepared in accordance with IFRS. The main adjustments refer to the loss expected from financial assets, business models, effective interest rate and business combinations;
[7]	Adjustments due to the differences of the accounting standards used in the management reports and in the financial statements of the Organization that were prepared in accordance with IFRS. The main adjustments refer to the impairment of loans and advances, effective interest rate and business combinations;